STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stockholders' deficit
Schedule of stock options activity

A summary of the stock options activity for the nine months ended September 30, 2016 is as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding as of December 31, 2015	2,000,000	$0.54	3.87
Granted	2,352,619	0.61	9.80
Outstanding as of September 30, 2016	4,352,619	0.58	7.07
Options vested	1,214,034	$0.55	4.51

Schedule of warrants activity

A summary of the outstanding warrants activity and related information as of September 30, 2016 is as follows:

Exercise	Warrants	Remaining	Warrants
Price	Outstanding	Life (Years)	Exercisable
$0.001	1,350,000	1.19	900,000
$0.60	462,500	4.90	462,500
$0.71	2,016,734	9.98	2,016,734
$1.50	50,000	1.87	50,000
$2.00	300,000	3.87	300,000
$2.50	500,000	4.24	500,000
	4,679,234		4,229,234

Stock Warrants Outstanding as of December 31, 2015
Exercise	Warrants	Remaining	Warrants
Price	Granted	Life (Years)	Exercisable
$0.001	1,350,000	1.97	450,000
$1.50	50,000	2.87	50,000
$2.00	300,000	4.88	300,000
$2.50	500,000	5.25	-
	2,200,000		800,000